NOTE 2- Significant Accounting Policies: r. Property, plant and equipment: Schedule of Depreciation (Details)	12 Months Ended
Dec. 31, 2025
Computer Equipment
Class	33
Office Equipment
Class	7-33
Leaseholds and Leasehold Improvements
Class	10-30
Technology Equipment
Class	10-15
Manufacturing Facility
Class	7-33